Discontinued Operations - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Jun. 15, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2018
Net (loss) income attributable to noncontrolling interest		$ (0.5)	$ (1.3)	$ 0.1
Additional paid in capital		2,325.6	1,565.4
Goodwill		1,927.4	1,961.0	1,933.1
Other accrued expenses		23.6	15.0
Discontinued Operations [Member]
Proceeds from divesture of business		0.3	25.9
Discontinued Operations [Member] | UNITED KINGDOM
Proceeds from discontinued business	$ 93.2
Goodwill			23.8
LifeWorks [Member]
Additional paid in capital					$ 95.7
Divested Benefits Continuation Businesses [Member]
Proceeds from divesture of business				$ 21.0
Other accrued expenses		$ 0.2	$ 0.3